Condensed consolidating information on certain US subsidiaries	12 Months Ended
Dec. 31, 2019
Disclosure Of Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed consolidating information on certain US subsidiaries
Condensed consolidating information on certain US subsidiaries
BP p.l.c. fully and unconditionally guarantees the payment obligations of its 100%-owned subsidiary BP Exploration (Alaska) Inc. under the BP Prudhoe Bay Royalty Trust. As described in Note 2, in 2020 BP expects, subject to governmental authorizations, to complete the sale of all of its Alaska operations, including its interest in BP Exploration (Alaska) Inc., to Hilcorp Energy. Following completion of the sale, BP will continue to fully and unconditionally guarantee the payment obligations of BP Exploration (Alaska) Inc. to the BP Prudhoe Bay Royalty Trust. The following financial information for BP p.l.c., BP Exploration (Alaska) Inc. and all other subsidiaries on a condensed consolidating basis is intended to provide investors with meaningful and comparable financial information about BP p.l.c. and its subsidiary issuers of registered securities and is provided pursuant to Rule 3-10 of Regulation S-X in lieu of the separate financial statements of each subsidiary issuer of public debt securities. Non-current assets for BP p.l.c. includes investments in subsidiaries recorded under the equity method for the purposes of the condensed consolidating financial information. Equity-accounted income of subsidiaries is the group’s share of profit related to such investments. The eliminations and reclassifications column includes the necessary amounts to eliminate the intercompany balances and transactions between BP p.l.c., BP Exploration (Alaska) Inc. and other subsidiaries. The financial information presented in the following tables for BP Exploration (Alaska) Inc. incorporates subsidiaries of BP Exploration (Alaska) Inc. using the equity method of accounting and excludes the BP group’s midstream operations in Alaska that are reported through different legal entities and that are included within the ‘other subsidiaries’ column in these tables. BP p.l.c. also fully and unconditionally guarantees securities issued by BP Capital Markets p.l.c. and BP Capital Markets America Inc. These companies are 100%-owned finance subsidiaries of BP p.l.c.
Income statement

					$ million
					2019
	Issuer	Guarantor
	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Sales and other operating revenues	4,413	—	278,111	(4,127)	278,397
Earnings from joint ventures - after interest and tax	—	—	576	—	576
Earnings from associates - after interest and tax	—	—	2,681	—	2,681
Equity-accounted income of subsidiaries - after interest and tax	—	5,916	—	(5,916)	—
Interest and other income	42	385	2,284	(1,942)	769
Gains on sale of businesses and fixed assets	4	—	189	—	193
Total revenues and other income	4,459	6,301	283,841	(11,985)	282,616
Purchases	2,361	—	211,438	(4,127)	209,672
Production and manufacturing expenses	907	—	20,908	—	21,815
Production and similar taxes	163	—	1,384	—	1,547
Depreciation, depletion and amortization	169	—	17,611	—	17,780
Impairment and losses on sale of businesses and fixed assets	747	—	7,328	—	8,075
Exploration expense	—	—	964	—	964
Distribution and administration expenses	75	803	10,333	(154)	11,057
Profit (loss) before interest and taxation	37	5,498	13,875	(7,704)	11,706
Finance costs	17	1,569	3,691	(1,788)	3,489
Net finance (income) expense relating to pensions and other post-retirement benefits	—	(153)	216	—	63
Profit (loss) before taxation	20	4,082	9,968	(5,916)	8,154
Taxation	(40)	56	3,948	—	3,964
Profit (loss) for the year	60	4,026	6,020	(5,916)	4,190
Attributable to
BP shareholders	60	4,026	5,856	(5,916)	4,026
Non-controlling interests	—	—	164	—	164
	60	4,026	6,020	(5,916)	4,190

38. Condensed consolidating information on certain US subsidiaries – continued
Income statement continued

					$ million
					2018
	Issuer	Guarantor
	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Sales and other operating revenues	4,315	—	298,620	(4,179)	298,756
Earnings from joint ventures - after interest and tax	—	—	897	—	897
Earnings from associates - after interest and tax	—	—	2,856	—	2,856
Equity-accounted income of subsidiaries - after interest and tax	—	10,942	—	(10,942)	—
Interest and other income	42	373	2,081	(1,723)	773
Gains on sale of businesses and fixed assets	—	—	456	—	456
Total revenues and other income	4,357	11,315	304,910	(16,844)	303,738
Purchases	1,507	—	232,550	(4,179)	229,878
Production and manufacturing expenses	1,015	—	21,990	—	23,005
Production and similar taxes	282	—	1,254	—	1,536
Depreciation, depletion and amortization	377	—	15,080	—	15,457
Impairment and losses on sale of businesses and fixed assets	66	—	794	—	860
Exploration expense	—	—	1,445	—	1,445
Distribution and administration expenses	22	642	11,673	(158)	12,179
Profit (loss) before interest and taxation	1,088	10,673	20,124	(12,507)	19,378
Finance costs	8	1,326	2,759	(1,565)	2,528
Net finance (income) expense relating to pensions and other post-retirement benefits	—	(95)	222	—	127
Profit (loss) before taxation	1,080	9,442	17,143	(10,942)	16,723
Taxation	164	59	6,922	—	7,145
Profit (loss) for the year	916	9,383	10,221	(10,942)	9,578
Attributable to
BP shareholders	916	9,383	10,026	(10,942)	9,383
Non-controlling interests	—	—	195	—	195
	916	9,383	10,221	(10,942)	9,578
Income statement continued

					$ million
					2017
	Issuer	Guarantor
	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Sales and other operating revenues	3,264	—	240,177	(3,233)	240,208
Earnings from joint ventures - after interest and tax	—	—	1,177	—	1,177
Earnings from associates - after interest and tax	—	—	1,330	—	1,330
Equity-accounted income of subsidiaries - after interest and tax	—	4,436	—	(4,436)	—
Interest and other income	11	369	1,470	(1,193)	657
Gains on sale of businesses and fixed assets	71	9	1,139	(9)	1,210
Total revenues and other income	3,346	4,814	245,293	(8,871)	244,582
Purchases	1,010	—	181,939	(3,233)	179,716
Production and manufacturing expenses	1,156	—	23,073	—	24,229
Production and similar taxes[a]	(18)	—	1,793	—	1,775
Depreciation, depletion and amortization	735	—	14,849	—	15,584
Impairment and losses on sale of businesses and fixed assets	—	—	1,216	—	1,216
Exploration expense	—	—	2,080	—	2,080
Distribution and administration expenses	19	616	10,022	(149)	10,508
Profit (loss) before interest and taxation	444	4,198	10,321	(5,489)	9,474
Finance costs	6	826	2,286	(1,044)	2,074
Net finance (income) expense relating to pensions and other post-retirement benefits	—	(15)	235	—	220
Profit (loss) before taxation	438	3,387	7,800	(4,445)	7,180
Taxation	(392)	(11)	4,115	—	3,712
Profit (loss) for the year	830	3,398	3,685	(4,445)	3,468
Attributable to
BP shareholders	830	3,398	3,606	(4,445)	3,389
Non-controlling interests	—	—	79	—	79
	830	3,398	3,685	(4,445)	3,468
[a] Includes revised non-cash provision adjustments; actual cash payments for Production and similar taxes remain in line with prior year.
38. Condensed consolidating information on certain US subsidiaries – continued
Statement of comprehensive income

					$ million
					2019
	Issuer	Guarantor
	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Profit (loss) for the year	60	4,026	6,020	(5,916)	4,190
Other comprehensive income
Items that may be reclassified subsequently to profit or loss
Currency translation differences	—	200	1,338	—	1,538
Exchange (gains) or losses on translation of foreign operations transferred to gain or loss on sale of businesses and fixed assets	—	—	880	—	880
Cash flow hedges marked to market	—	—	(100)	—	(100)
Cash flow hedges - recycled to the income statement	—	—	106	—	106
Costs of hedging market to market	—	—	(4)	—	(4)
Costs of hedging reclassified to the income statement	—	—	57	—	57
Share of items relating to equity-accounted entities, net of tax	—	—	82	—	82
Income tax relating to items that may be reclassified	—	—	(70)	—	(70)
	—	200	2,289	—	2,489
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	—	732	(404)	—	328
Cash flow hedges that will subsequently be transferred to the balance sheet	—	—	(3)	—	(3)
Income tax relating to items that will not be reclassified	—	(331)	174	—	(157)
	—	401	(233)	—	168
Other comprehensive income	—	601	2,056	—	2,657
Equity-accounted other comprehensive income of subsidiaries	—	2,047	—	(2,047)	—
Total comprehensive income	60	6,674	8,076	(7,963)	6,847
Attributable to
BP shareholders	60	6,674	7,903	(7,963)	6,674
Non-controlling interests	—	—	173	—	173
	60	6,674	8,076	(7,963)	6,847

Statement of comprehensive income continued

					$ million
					2018
	Issuer	Guarantor
	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Profit (loss) for the year	916	9,383	10,221	(10,942)	9,578
Other comprehensive income
Items that may be reclassified subsequently to profit or loss
Currency translation differences	—	(296)	(3,475)	—	(3,771)
Cash flow hedges (including reclassifications)	—	—	(6)	—	(6)
Costs of hedging (including reclassifications)	—	—	(186)	—	(186)
Share of items relating to equity-accounted entities, net of tax	—	—	417	—	417
Income tax relating to items that may be reclassified	—	—	4	—	4
	—	(296)	(3,246)	—	(3,542)
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	—	1,689	628	—	2,317
Cash flow hedges that will subsequently be transferred to the balance sheet	—	—	(37)	—	(37)
Income tax relating to items that will not be reclassified	—	(511)	(207)	—	(718)
	—	1,178	384	—	1,562
Other comprehensive income	—	882	(2,862)	—	(1,980)
Equity-accounted other comprehensive income of subsidiaries	—	(2,821)	—	2,821	—
Total comprehensive income	916	7,444	7,359	(8,121)	7,598
Attributable to
BP shareholders	916	7,444	7,205	(8,121)	7,444
Non-controlling interests	—	—	154	—	154
	916	7,444	7,359	(8,121)	7,598

38. Condensed consolidating information on certain US subsidiaries – continued
Statement of comprehensive income continued

					$ million
					2017
	Issuer	Guarantor
	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Profit (loss) for the year	830	3,398	3,685	(4,445)	3,468
Other comprehensive income
Items that may be reclassified subsequently to profit or loss
Currency translation differences	—	166	1,820	—	1,986
Exchange (gains) losses on translation of foreign operations transferred to gain or loss on sale of businesses and fixed assets	—	—	(120)	—	(120)
Available-for-sale investments marked to market	—	—	14	—	14
Cash flow hedges marked to market	—	—	197	—	197
Cash flow hedges reclassified to the income statement	—	—	116	—	116
Cash flow hedges reclassified to the balance sheet	—	—	112	—	112
Share of items relating to equity-accounted entities, net of tax	—	—	564	—	564
Income tax relating to items that may be reclassified	—	—	(196)	—	(196)
	—	166	2,507	—	2,673
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	—	2,984	662	—	3,646
Income tax relating to items that will not be reclassified	—	(1,169)	(134)	—	(1,303)
	—	1,815	528	—	2,343
Other comprehensive income	—	1,981	3,035	—	5,016
Equity-accounted other comprehensive income of subsidiaries	—	2,983	—	(2,983)	—
Total comprehensive income	830	8,362	6,720	(7,428)	8,484
Attributable to
BP shareholders	830	8,362	6,589	(7,428)	8,353
Non-controlling interests	—	—	131	—	131
	830	8,362	6,720	(7,428)	8,484
38. Condensed consolidating information on certain US subsidiaries – continued
Balance sheet

					$ million
					2019
	Issuer	Guarantor
	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Non-current assets
Property, plant and equipment	—	—	132,642	—	132,642
Goodwill	—	—	11,868	—	11,868
Intangible assets	—	—	15,539	—	15,539
Investments in joint ventures	—	—	9,991	—	9,991
Investments in associates	—	2	20,332	—	20,334
Other investments	—	—	1,276	—	1,276
Subsidiaries - equity-accounted basis	—	167,895	—	(167,895)	—
Fixed assets	—	167,897	191,648	(167,895)	191,650
Loans	—	—	32,524	(31,894)	630
Trade and other receivables	—	2,771	2,147	(2,771)	2,147
Derivative financial instruments	—	—	6,314	—	6,314
Prepayments	—	—	781	—	781
Deferred tax assets	—	—	4,560	—	4,560
Defined benefit pension plan surpluses	—	6,588	465	—	7,053
	—	177,256	238,439	(202,560)	213,135
Current assets
Loans	—	—	339	—	339
Inventories	44	—	20,836	—	20,880
Trade and other receivables	690	135	42,157	(18,540)	24,442
Derivative financial instruments	—	—	4,153	—	4,153
Prepayments	—	—	857	—	857
Current tax receivable	45	—	1,237	—	1,282
Other investments	—	—	169	—	169
Cash and cash equivalents	—	—	22,472	—	22,472
	779	135	92,220	(18,540)	74,594
Assets classified as held for sale	5,023	—	2,442	—	7,465
	5,802	135	94,662	(18,540)	82,059
Total assets	5,802	177,391	333,101	(221,100)	295,194
Current liabilities
Trade and other payables	436	17,986	46,947	(18,540)	46,829
Derivative financial instruments	—	—	3,261	—	3,261
Accruals	347	21	4,698	—	5,066
Lease liabilities	—	—	2,067	—	2,067
Finance debt	—	—	10,487	—	10,487
Current tax payable	—	—	2,039	—	2,039
Provisions	—	—	2,453	—	2,453
	783	18,007	71,952	(18,540)	72,202
Liabilities directly associated with assets classified as held for sale	706	—	687	—	1,393
	1,489	18,007	72,639	(18,540)	73,595
Non-current liabilities
Other payables	—	31,927	15,364	(34,665)	12,626
Derivative financial instruments	—	—	5,537	—	5,537
Accruals	—	—	996	—	996
Lease liabilities	—	—	7,655	—	7,655
Finance debt	—	—	57,237	—	57,237
Deferred tax liabilities	456	2,293	7,001	—	9,750
Provisions	114	—	18,384	—	18,498
Defined benefit pension plan and other post-retirement benefit plan deficits	—	202	8,390	—	8,592
	570	34,422	120,564	(34,665)	120,891
Total liabilities	2,059	52,429	193,203	(53,205)	194,486
Net assets	3,743	124,962	139,898	(167,895)	100,708
Equity
BP shareholders’ equity	3,743	124,962	137,602	(167,895)	98,412
Non-controlling interests	—	—	2,296	—	2,296
	3,743	124,962	139,898	(167,895)	100,708
38. Condensed consolidating information on certain US subsidiaries – continued
Balance sheet continued

					$ million
					2018
	Issuer	Guarantor
	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Non-current assets
Property, plant and equipment	4,445	—	130,816	—	135,261
Goodwill	—	—	12,204	—	12,204
Intangible assets	598	—	16,686	—	17,284
Investments in joint ventures	—	—	8,647	—	8,647
Investments in associates	—	2	17,671	—	17,673
Other investments	—	—	1,341	—	1,341
Subsidiaries - equity-accounted basis	—	166,311	—	(166,311)	—
Fixed assets	5,043	166,313	187,365	(166,311)	192,410
Loans	—	—	32,402	(31,765)	637
Trade and other receivables	—	2,600	1,834	(2,600)	1,834
Derivative financial instruments	—	—	5,145	—	5,145
Prepayments	—	—	1,179	—	1,179
Deferred tax assets	—	—	3,706	—	3,706
Defined benefit pension plan surpluses	—	5,473	482	—	5,955
	5,043	174,386	232,113	(200,676)	210,866
Current assets
Loans	—	—	326	—	326
Inventories	302	—	17,686	—	17,988
Trade and other receivables	2,536	151	38,931	(17,140)	24,478
Derivative financial instruments	—	—	3,846	—	3,846
Prepayments	7	—	956	—	963
Current tax receivable	—	—	1,019	—	1,019
Other investments	—	—	222	—	222
Cash and cash equivalents	—	13	22,455	—	22,468
	2,845	164	85,441	(17,140)	71,310
Total assets	7,888	174,550	317,554	(217,816)	282,176
Current liabilities
Trade and other payables	413	14,634	48,358	(17,140)	46,265
Derivative financial instruments	—	—	3,308	—	3,308
Accruals	89	31	4,506	—	4,626
Lease liabilities	—	—	44	—	44
Finance debt	—	—	9,329	—	9,329
Current tax payable	310	—	1,791	—	2,101
Provisions	1	—	2,563	—	2,564
	813	14,665	69,899	(17,140)	68,237
Non-current liabilities
Other payables	—	31,800	16,395	(34,365)	13,830
Derivative financial instruments	—	—	5,625	—	5,625
Accruals	—	—	575	—	575
Lease liabilities	—	—	623	—	623
Finance debt	—	—	55,803	—	55,803
Deferred tax liabilities	586	1,907	7,319	—	9,812
Provisions	670	—	17,062	—	17,732
Defined benefit pension plan and other post-retirement benefit plan deficits	—	184	8,207	—	8,391
	1,256	33,891	111,609	(34,365)	112,391
Total liabilities	2,069	48,556	181,508	(51,505)	180,628
Net assets	5,819	125,994	136,046	(166,311)	101,548
Equity
BP shareholders’ equity	5,819	125,994	133,942	(166,311)	99,444
Non-controlling interests	—	—	2,104	—	2,104
	5,819	125,994	136,046	(166,311)	101,548

38. Condensed consolidating information on certain US subsidiaries – continued
Cash flow statement

					$ million
					2019
	Issuer	Guarantor
	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Operating activities
Profit (loss) before taxation	20	4,082	9,968	(5,916)	8,154
Adjustments to reconcile profit (loss) before taxation to net cash provided by operating activities
Exploration expenditure written off	—	—	631	—	631
Depreciation, depletion and amortization	169	—	17,611	—	17,780
Impairment and (gain) loss on sale of businesses and fixed assets	743	—	7,139	—	7,882
Earnings from joint ventures and associates	—	—	(3,257)	—	(3,257)
Dividends received from joint ventures and associates	—	—	1,962	—	1,962
Equity accounted income of subsidiaries - after interest and tax	—	(5,916)	—	5,916	—
Dividends received from subsidiaries	—	6,360	—	(6,360)	—
Interest receivable	(1)	—	(2,228)	1,788	(441)
Interest received	1	12	2,191	(1,788)	416
Finance costs	17	—	5,260	(1,788)	3,489
Interest paid	(6)	—	(4,652)	1,788	(2,870)
Net finance expense relating to pensions and other post-retirement benefits	—	(153)	216	—	63
Share-based payments	—	739	(9)	—	730
Net operating charge for pensions and other post-retirement benefits, less contributions and benefit payments for unfunded plans	—	(10)	(228)	—	(238)
Net charge for provisions, less payments	21	—	(197)	—	(176)
(Increase) decrease in inventories	(31)	—	(3,375)	—	(3,406)
(Increase) decrease in other current and non-current assets	(132)	(155)	(2,048)	—	(2,335)
Increase (decrease) in other current and non-current liabilities	1,954	3,469	(2,600)	—	2,823
Income taxes paid	(444)	(1)	(4,992)	—	(5,437)
Net cash provided by (used in) operating activities	2,311	8,427	21,392	(6,360)	25,770
Investing activities
Expenditure on property, plant and equipment, intangible and other assets	(173)	—	(15,245)	—	(15,418)
Acquisitions, net of cash acquired	—	—	(3,562)	—	(3,562)
Investment in joint ventures	—	—	(137)	—	(137)
Investment in associates	—	—	(304)	—	(304)
Total cash capital expenditure	(173)	—	(19,248)	—	(19,421)
Proceeds from disposals of fixed assets	19	—	481	—	500
Proceeds from disposals of businesses, net of cash disposed	—	—	1,701	—	1,701
Proceeds from loan repayments	21	—	225	—	246
Net cash provided by (used in) investing activities	(133)	—	(16,841)	—	(16,974)
Financing activities
Repurchase of shares	—	(1,511)	—	—	(1,511)
Lease liability payments	(46)	—	(2,326)	—	(2,372)
Proceeds from long-term financing	—	—	8,597	—	8,597
Repayments of long-term financing	—	—	(7,118)	—	(7,118)
Net increase (decrease) in short-term debt	—	—	180	—	180
Net increase (decrease) in non-controlling interests	—	—	566	—	566
Dividends paid
BP shareholders	(2,132)	(6,929)	(4,245)	6,360	(6,946)
Non-controlling interests	—	—	(213)	—	(213)
Net cash provided by (used in) financing activities	(2,178)	(8,440)	(4,559)	6,360	(8,817)
Currency translation differences relating to cash and cash equivalents	—	—	25	—	25
Increase (decrease) in cash and cash equivalents	—	(13)	17	—	4
Cash and cash equivalents at beginning of year	—	13	22,455	—	22,468
Cash and cash equivalents at end of year	—	—	22,472	—	22,472
38. Condensed consolidating information on certain US subsidiaries – continued
Cash flow statement continued

					$ million
					2018
	Issuer	Guarantor
	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Operating activities
Profit (loss) before taxation	1,080	9,442	17,143	(10,942)	16,723
Adjustments to reconcile profit (loss) before taxation to net cash provided by operating activities
Exploration expenditure written off	—	—	1,085	—	1,085
Depreciation, depletion and amortization	377	—	15,080	—	15,457
Impairment and (gain) loss on sale of businesses and fixed assets	66	—	338	—	404
Earnings from joint ventures and associates	—	—	(3,753)	—	(3,753)
Dividends received from joint ventures and associates	—	—	1,535	—	1,535
Equity accounted income of subsidiaries - after interest and tax	—	(10,942)	—	10,942	—
Dividends received from subsidiaries	—	3,490	—	(3,490)	—
Interest receivable	(42)	(215)	(1,776)	1,565	(468)
Interest received	42	215	1,656	(1,565)	348
Finance costs	8	1,326	2,759	(1,565)	2,528
Interest paid	(8)	(1,326)	(2,159)	1,565	(1,928)
Net finance expense relating to pensions and other post-retirement benefits	—	(95)	222	—	127
Share-based payments	—	671	19	—	690
Net operating charge for pensions and other post-retirement benefits, less contributions and benefit payments for unfunded plans	—	(183)	(203)	—	(386)
Net charge for provisions, less payments	33	—	953	—	986
(Increase) decrease in inventories	(62)	—	734	—	672
(Increase) decrease in other current and non-current assets	(72)	165	(951)	(2,000)	(2,858)
Increase (decrease) in other current and non-current liabilities	(491)	4,509	(6,595)	—	(2,577)
Income taxes paid	(133)	—	(5,579)	—	(5,712)
Net cash provided by operating activities	798	7,057	20,508	(5,490)	22,873
Investing activities
Expenditure on property, plant and equipment, intangible and other assets	(273)	—	(16,434)	—	(16,707)
Acquisitions, net of cash acquired	—	—	(6,986)	—	(6,986)
Investment in joint ventures	—	—	(382)	—	(382)
Investment in associates	—	—	(1,013)	—	(1,013)
Total cash capital expenditure	(273)	—	(24,815)	—	(25,088)
Proceeds from disposals of fixed assets	—	—	940	—	940
Proceeds from disposals of businesses, net of cash disposed	1,475	—	436	—	1,911
Proceeds from loan repayments	—	—	666	—	666
Net cash provided by (used in) investing activities	1,202	—	(22,773)	—	(21,571)
Financing activities
Repurchase of shares	—	(355)	—	—	(355)
Lease liability payments	—	—	(35)	—	(35)
Proceeds from long-term financing	—	—	9,038	—	9,038
Repayments of long-term financing	—	—	(7,175)	—	(7,175)
Net increase (decrease) in short-term debt	—	—	1,317	—	1,317
Dividends paid
BP shareholders	(2,000)	(6,699)	(3,490)	5,490	(6,699)
Non-controlling interests	—	—	(170)	—	(170)
Net cash provided by (used in) financing activities	(2,000)	(7,054)	(515)	5,490	(4,079)
Currency translation differences relating to cash and cash equivalents	—	—	(330)	—	(330)
Increase (decrease) in cash and cash equivalents	—	3	(3,110)	—	(3,107)
Cash and cash equivalents at beginning of year	—	10	25,565	—	25,575
Cash and cash equivalents at end of year	—	13	22,455	—	22,468
38. Condensed consolidating information on certain US subsidiaries – continued
Cash flow statement continued

					$ million
					2017
	Issuer	Guarantor
	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Operating activities
Profit (loss) before taxation	438	3,387	7,800	(4,445)	7,180
Adjustments to reconcile profit (loss) before taxation to net cash provided by operating activities
Exploration expenditure written off	—	—	1,603	—	1,603
Depreciation, depletion and amortization	735	—	14,849	—	15,584
Impairment and (gain) loss on sale of businesses and fixed assets	(71)	(9)	77	9	6
Earnings from joint ventures and associates	—	—	(2,507)	—	(2,507)
Dividends received from joint ventures and associates	—	—	1,253	—	1,253
Equity accounted income of subsidiaries - after interest and tax	—	(4,436)	—	4,436	—
Dividends received from (paid to) subsidiaries	—	3,183	—	(3,183)	—
Interest receivable	(11)	(220)	(1,117)	1,044	(304)
Interest received	11	220	1,188	(1,044)	375
Finance costs	6	826	2,286	(1,044)	2,074
Interest paid	(6)	(826)	(1,784)	1,044	(1,572)
Net finance expense relating to pensions and other post-retirement benefits	—	(15)	235	—	220
Share-based payments	—	595	66	—	661
Net operating charge for pensions and other post-retirement benefits, less contributions and benefit payments for unfunded plans	—	(145)	(249)	—	(394)
Net charge for provisions, less payments	(128)	—	2,234	—	2,106
(Increase) decrease in inventories	(25)	—	(823)	—	(848)
(Increase) decrease in other current and non-current assets	108	522	(5,478)	—	(4,848)
Increase (decrease) in other current and non-current liabilities	(830)	3,374	(200)	—	2,344
Income taxes paid	—	—	(4,002)	—	(4,002)
Net cash provided by operating activities	227	6,456	15,431	(3,183)	18,931
Investing activities
Expenditure on property, plant and equipment, intangible and other assets	(321)	—	(16,241)	—	(16,562)
Acquisitions, net of cash acquired	—	—	(327)	—	(327)
Investment in joint ventures	—	—	(50)	—	(50)
Investment in associates	—	—	(901)	—	(901)
Total cash capital expenditure	(321)	—	(17,519)	—	(17,840)
Proceeds from disposals of fixed assets	94	—	2,842	—	2,936
Proceeds from disposals of businesses, net of cash disposed	—	—	478	—	478
Proceeds from loan repayments	—	—	349	—	349
Net cash provided by (used in) investing activities	(227)	—	(13,850)	—	(14,077)
Financing activities
Net issue (repurchase) of shares	—	(343)	—	—	(343)
Lease liability payments	—	—	(45)	—	(45)
Proceeds from long-term financing	—	—	8,712	—	8,712
Repayments of long-term financing	—	—	(6,231)	—	(6,231)
Net increase (decrease) in short-term debt	—	—	(158)	—	(158)
Net increase (decrease) in non-controlling interests	—	—	1,063	—	1,063
Dividends paid
BP shareholders	—	(6,153)	(3,183)	3,183	(6,153)
Non-controlling interests	—	—	(141)	—	(141)
Net cash provided by (used in) financing activities	—	(6,496)	17	3,183	(3,296)
Currency translation differences relating to cash and cash equivalents	—	—	544	—	544
Increase (decrease) in cash and cash equivalents	—	(40)	2,142	—	2,102
Cash and cash equivalents at beginning of year	—	50	23,434	—	23,484
Cash and cash equivalents at end of year	—	10	25,576	—	25,586